INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF LOCAL AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES

For the nine months ended March 31, 2026 and 2025, the local (US) and foreign components of loss before income taxes consisted of the following:

	Nine months ended March 31,
	2026	2025
Tax jurisdiction from:
- Local (US regime)	$(2,384,348)	$(3,424,317)
- Foreign, including
British Virgin Islands	204,556	237,051
Malaysia	(207,511)	(296,259)
Labuan, Malaysia	20,603	(2,469)

Loss before income taxes	$(2,366,700)	$(3,485,994)

For the years ended June 30, 2025, and 2024, the local (“United States of America”) and foreign components of loss before income taxes were comprised of the following:

	Years ended June 30,
	2025	2024

Tax jurisdiction from:
- Local (US regime)	$(4,845,138)	$(2,444,654)
- Foreign, including
British Virgin Island	472,865	(160,538)
Malaysia	(398,431)	(578,231)
Labuan, Malaysia	(12,309)	(4,239)

Loss before income taxes	$(4,783,013)	$(3,187,662)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

Nine months ended March 31,
	2026	2025
Current tax:
- Local	$-	$-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

The provision for income taxes consisted of the following:

Years ended June 30,
	2025	2024

Current tax:	$-	$-
- Local	-	-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

SCHEDULE OF INCOME TAX RATE AND TAX PROVISION

	Nine months ended March 31,
	2026	2025

Loss before income taxes	$(207,511)	$(296,259)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(49,803)	(71,102)
Non-deductible items	40,749	42,987
Tax losses unable to be carried forward	(4,945)	593
Valuation allowance	13,999	27,522
Income tax expense	$-	$-

	Years ended June 30,
	2025	2024

Loss before income taxes	$(398,431)	$(578,231)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(95,623)	(138,775)
Non-deductible items	50,953	47,265
Tax losses unable to be carried forward	2,954	1,017
Valuation allowance	41,716	90,493
Income tax expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company:

	March 31, 2026	June 30, 2025

Deferred tax assets:
Net operating loss carryforwards, from
US tax regime	$2,403,068	$2,090,051
Malaysia tax regime	259,025	249,972
Less: valuation allowance	(2,662,093)	(2,340,023)
Deferred tax assets, net	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company:

	As of June 30,
	2025	2024

Deferred tax assets:
Net operating loss carry forwards, from
US tax regime	$2,090,051	$1,439,384
Malaysia tax regime	249,972	205,026
Less: valuation allowance	(2,340,023)	(1,644,410)
Deferred tax assets, net	$-	$-